UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Mercer Investment Management, Inc.
Address:                    99 High Street
                            Boston, MA 02110


13F File Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:


Name:                            Mark Gilbert
Title:                           Chief Compliance Officer
Phone:                           617 747 9538

Signature, Place, and Date of Signing:

/s/ Mark Gilbert, Boston, MA, February 11, 2013



Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [ ]       13F NOTICE.
                                 [X]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                                         13F FILE NUMBER
----                                                         ---------------
Acadian Asset Management LLC                                    028-05990
AQR Capital Management LLC                                      028-10120
Arrowstreet Capital Limited Partnership                         028-10005
Artisan Partners Limited Partnership                            028-13578
Atlanta Capital Management Company, LLC                         028-05936
Brandywine Global Investment Management, LLC                    028-02204
Delaware Management Business Trust                              028-05267
Dodge & Cox                                                     028-00400
Echo Point Investment Management, LLC                           028-14149
First Eagle Investment Management, LLC                          028-11953
Frontier Capital Management Co., LLC                            028-01185
Goldman Sachs Asset Management, LP                              028-10981
J.P. Morgan Investment Management, Inc.                         028-11937
Jennison Associates LLC                                         028-00074
Kleinwort Benson Investors International Ltd.                   028-13513
Lingohr & Partner North America, Inc.                           028-14539
Lord, Abbett & Co. LLC                                          028-00413
MacKay Shields LLC                                              028-00046
Magellan Asset Management Ltd                                   028-14987
Massachusetts Financial Services Co.                            028-04968
Neuberger Berman Management LLC                                 028-13574
NWQ Investment Management Co, LLC                               028-01474
O'Shaughnessy Asset Management, LLC                             028-12966
Pacific Investment Management Company LLC                       028-10952
Palisade Capital Management LLC                                 028-05320
PRIMECAP Management Company                                     028-01469
RCM Capital Management LLC                                      028-00223
River Road Asset Management, LLC                                028-11487
Robeco Investment Management, Inc                               028-12484
Sands Capital Management, LLC                                   028-05734
Systematic Financial Management, LP                             028-05015
T. Rowe Price Associates                                        028-00115
The Boston Company Asset Management, LLC
(See Bank of New York Mellon Corp)                              028-12592
Vontobel Asset Management Inc.                                  028-04490
Waddell & Reed Financial, Inc.                                  028-07592
Western Asset Management Company                                028-10245
Westfield Capital Management Company, LP                        028-10220
Winslow Capital Management, LLC                                 028-03676

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                     ---------------------
Form 13F Information Table Entry Total:       37
                                         ---------------------

Form 13F Information Table Value Total:       33,834
                                         ---------------------
                                              (thousands)

   COLUMN 1                    COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
   --------                    --------        --------    --------        --------         --------   --------         --------
                               TITLE                        VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
         ABBOTT LABS                COM          2824100       200       3,055 SH             SOLE               3,055
---------------------------------------------------------------------
      ADAMS EXPRESS CO              COM          6212104      2563     242,040 SH             SOLE             242,040
---------------------------------------------------------------------
        ARES CAP CORP               COM         04010L103      593      33,877 SH             SOLE              33,877
---------------------------------------------------------------------
  CREDIT SUISSE NASSAU BRH     ETN LKD 30 MLP   22542D852     1334      55,278 SH             SOLE              55,278
---------------------------------------------------------------------
  CVS CAREMARK CORPORATION          COM         126650100      207       4,275 SH             SOLE               4,275
---------------------------------------------------------------------
       DISNEY WALT CO            COM DISNEY     254687106      201       4,031 SH             SOLE               4,031
---------------------------------------------------------------------
 DU PONT E I DE NEMOURS & CO        COM         263534109      203       4,506 SH             SOLE               4,506
---------------------------------------------------------------------
       EMERSON ELEC CO              COM         291011104      210       3,961 SH             SOLE               3,961
---------------------------------------------------------------------
     EPOCH HOLDING CORP             COM         29428R103      761      27,261 SH             SOLE              27,261
---------------------------------------------------------------------
      GOLUB CAP BDC INC             COM         38173M102      611      38,224 SH             SOLE              38,224
---------------------------------------------------------------------
     HEWLETT PACKARD CO             COM        428236 10 3     209      14,632 SH             SOLE              14,632
---------------------------------------------------------------------
     HONEYWELL INTL INC             COM         438516106      203       3,193 SH             SOLE               3,193
---------------------------------------------------------------------
         ISHARES INC           MSCI CDA INDEX   464286509     1547       54482 SH             SOLE                            198955
---------------------------------------------------------------------
         ISHARES INC           MSCI CDA INDEX   464286509     3651     128,563 SH             SOLE             128,563
---------------------------------------------------------------------
         ISHARES INC             MSCI JAPAN     464286848     1940      198955 SH             SOLE                             38840
---------------------------------------------------------------------
         ISHARES TR            S&P NA NAT RES   464287374      826      21,652 SH             SOLE              21,652
---------------------------------------------------------------------
JAPAN SMALLER CAPTLZTN FD IN        COM         47109U104      786     109,115 SH             SOLE             109,115
---------------------------------------------------------------------
     JPMORGAN CHASE & CO       ALERIAN ML ETN   46625H365     3252      84,565 SH             SOLE              84,565
---------------------------------------------------------------------
        LOWES COS INC               COM         548661107      201       5,659 SH             SOLE               5,659
---------------------------------------------------------------------
    MARKET VECTORS ETF TR      GOLD MINER ETF   57060U100      468      10,092 SH             SOLE              10,092
---------------------------------------------------------------------
       MC DONALDS CORP              COM         580135101      200       2,270 SH             SOLE               2,270
---------------------------------------------------------------------
       MONSANTO CO NEW              COM         61166W101      209       2,212 SH             SOLE               2,212
---------------------------------------------------------------------
          NIKE INC                  CL B        654106103      209       4,060 SH             SOLE               4,060
--------------------------------------------------------------------
         ORACLE CORP                COM         68389X105      213       6,407 SH             SOLE               6,407
---------------------------------------------------------------------
      PSS WORLD MED INC             COM         69366A100      761      26,352 SH             SOLE              26,352
---------------------------------------------------------------------
          PVH CORP                  COM         693656100      218       1,960 SH             SOLE               1,960
---------------------------------------------------------------------
         RETALIX LTD                ORD         M8215W109      759      26,529 SH             SOLE              26,529
---------------------------------------------------------------------
   SEABRIGHT HOLDINGS INC           COM         811656107      782      70,641 SH             SOLE              70,641
---------------------------------------------------------------------
  SUNRISE SENIOR LIVING INC         COM         86768K106      757      52,672 SH             SOLE              52,672
---------------------------------------------------------------------
      UBS AG JERSEY BRH        ALERIAN INFRST   902641646     1426      43,808 SH             SOLE              43,808
---------------------------------------------------------------------
       UNION PAC CORP               COM         907818108      204       1,625 SH             SOLE               1,625
---------------------------------------------------------------------
  UNITED TECHNOLOGIES CORP          COM         913017109      207       2,525 SH             SOLE               2,525
---------------------------------------------------------------------
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858     1392      31,252 SH             SOLE              31,252
---------------------------------------------------------------------
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858     1730       38840 SH
---------------------------------------------------------------------
VANGUARD SPECIALIZED PORTFOL    DIV APP ETF     921908844     3812      63,992 SH             SOLE              63,992
---------------------------------------------------------------------
         WALGREEN CO                COM         931422109      219       5,927 SH             SOLE               5,927
---------------------------------------------------------------------
      WARNACO GROUP INC           COM NEW       934390402      770      10,753 SH             SOLE              10,753         54482
---------------------------------------------------------------------
             TOTAL                                          33,834